Collaboration Revenue (Tables)	9 Months Ended
Sep. 30, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Deferred Revenue

Deferred revenue consists of the following:

	September 30, 2013	December 31, 2012

Upfront and milestone payments	$65,846	$51,359
Prepaid research and development services	1,502	7,229
Other	44	48

Total	$67,392	$58,636

Current portion of deferred revenue	7,398	9,963
Long-term portion of deferred revenue	59,994	48,673

Total	$67,392	$58,636